Warrants	9 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Warrants	WarrantsIn connection with the completion of the Business Combination on August 10, 2021, the Company assumed obligation for Peridot Acquisition Corp.’s warrants to purchase up to
23,000,000 common shares at their fair market value of $2.10 per share for a total acquired liability of $48.3 million.

The total number of warrants was made up of 15,000,000 Public Placement Warrants ("Public Warrants") and 8,000,000 Private Placement Warrants ("Private Warrants"). All of the warrants had a 5-year term, expiring on September 24, 2025. The Public Warrants had an exercise price of $11.50 per share, with a redemption price of $0.10 per warrant if the Company's share price exceeded $10.00, on a cashless basis. If the Company's share price exceeded $18.00 for any 20 trading days within the P30D trading day period ending three trading days before the Company elected to deliver a notice of redemption, the redemption price was $0.01 on a cash basis. The Private Warrants had an exercise price of $11.50 per share, redeemable only at such time that the share price of the Company was between $10.00 and $18.00, at $0.10 per warrant. The Private Warrants were not transferable until 30 days after the close of the Business Combination, which was September 9, 2021.

On December 27, 2021, the Company announced that it would redeem all of its warrants to purchase common shares of the Company that remained outstanding at 5:00 p.m. New York City time on January 26, 2022 (the "Redemption Date") for a redemption price of $0.10 per warrant. Based on the redemption fair market value that was announced on January 11, 2022, warrant holders who surrendered their warrants on a "Make-Whole Exercise" prior to the Redemption Date received 0.253 common shares of the Company per warrant. As of January 31, 2022, (i) 9,678 warrants were exercised at the exercise price of $11.50 per common share, and (ii) 22,540,651 warrants were surrendered by holders in the Make-Whole Exercise. The remaining 449,665 unexercised warrants were redeemed at $0.10 per warrant.

For the nine months ended September 30,		2022
	Number of warrants
Balance, beginning of the period	22,997,712	$57.1
Cash exercises	(7,396)	—
Cashless exercises	(22,540,651)	(46.0)
Redemptions	(449,665)	—
Fair value gain on warrants	—	(11.1)
Balance, end of the period	—	$—
Warrants were re-measured through profit or loss at each period end, using first level inputs. As of September 30, 2022, there were no warrants outstanding.